Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.93%
Australia–3.13%
CSL Ltd.	81,549	$16,561,443
China–29.81%
Airtac International Group	233,000	6,395,395
Alibaba Group Holding Ltd., ADR(a)	36,046	3,221,431
Angel Yeast Co. Ltd., A Shares	445,470	2,941,335
China Mengniu Dairy Co. Ltd.(a)	3,034,000	14,132,605
China Resources Beer Holdings Co. Ltd.	1,556,000	10,797,793
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	845,688	3,745,378
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,557,600	7,585,806
JD.com, Inc., A Shares	24,766	737,462
JD.com, Inc., ADR(c)	347,736	20,690,292
Minth Group Ltd.	1,838,000	4,929,148
Sunny Optical Technology Group Co. Ltd.	183,400	2,493,477
Tencent Holdings Ltd.	373,500	14,692,658
Tongcheng Travel Holdings Ltd.(a)(b)	9,879,200	18,976,725
Wuliangye Yibin Co. Ltd., A Shares	648,938	17,228,076
Yum China Holdings, Inc.	599,316	29,192,682
		157,760,263
Hong Kong–4.86%
Hongkong Land Holdings Ltd.	861,300	4,482,797
Swire Properties Ltd.	8,914,200	21,257,715
		25,740,512
India–5.28%
Emami Ltd.	1,412,464	8,036,201
HDFC Bank Ltd., ADR	316,741	19,891,335
		27,927,536
Indonesia–10.79%
PT Bank Central Asia Tbk	26,531,800	13,214,157
PT Kalbe Farma Tbk	112,036,100	12,275,538
PT Mitra Keluarga Karyasehat Tbk(b)	58,880,900	9,884,727
PT Pakuwon Jati Tbk	484,554,400	14,874,963
PT Telkom Indonesia (Persero) Tbk	23,918,700	6,834,170
		57,083,555
Macau–0.76%
Galaxy Entertainment Group Ltd.	676,000	4,028,639
Malaysia–3.39%
Bursa Malaysia Bhd.	7,666,250	11,252,383
Heineken Malaysia Bhd.	1,306,900	6,677,801
		17,930,184
New Zealand–1.84%
Auckland International Airport Ltd.(a)	1,304,042	6,129,922
Freightways Ltd.	558,671	3,636,207
		9,766,129
Philippines–6.51%
BDO Unibank, Inc.	7,545,740	16,390,572
Shares		Value
Philippines–(continued)
SM Investments Corp.	511,646	$7,209,202
SM Prime Holdings, Inc.	16,339,500	10,880,228
		34,480,002
Singapore–3.46%
Keppel REIT	6,370,200	5,124,603
United Overseas Bank Ltd.	658,700	13,170,621
		18,295,224
South Korea–5.49%
Douzone Bizon Co. Ltd.	87,490	2,180,255
LEENO Industrial, Inc.	64,094	6,520,465
NAVER Corp.	27,139	5,441,294
Samsung Electronics Co. Ltd.	314,061	14,894,028
		29,036,042
Taiwan–5.76%
MediaTek, Inc.	275,000	6,323,707
Taiwan Semiconductor Manufacturing Co. Ltd.	1,409,464	24,137,742
		30,461,449
Thailand–3.66%
Central Pattana PCL, Foreign Shares	11,085,500	19,355,817
United States–6.86%
Amcor PLC, CDI	509,376	6,603,236
Broadcom, Inc.	55,476	29,706,288
		36,309,524
Vietnam–1.33%
Vietnam Dairy Products JSC	2,257,390	7,055,775
Total Common Stocks & Other Equity Interests (Cost $381,934,606)		491,792,094
Money Market Funds–7.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	13,030,342	13,030,342
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	9,328,682	9,328,682
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	14,891,820	14,891,820
Total Money Market Funds (Cost $37,249,197)		37,250,844
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.97% (Cost $419,183,803)		529,042,938
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 1.77%(d)(e)(f)	348,187	348,187

See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	895,337	$895,337
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,243,524)		1,243,524
TOTAL INVESTMENTS IN SECURITIES—100.21% (Cost $420,427,327)		530,286,462
OTHER ASSETS LESS LIABILITIES–(0.21)%		(1,094,528)
NET ASSETS–100.00%		$529,191,934
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $36,447,258, which represented 6.89% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,256,961	$46,511,641	$(45,738,260)	$-	$-	$13,030,342	$36,337
Invesco Liquid Assets Portfolio, Institutional Class	8,779,296	33,222,601	(32,670,187)	(1,023)	(2,005)	9,328,682	18,899
Invesco Treasury Portfolio, Institutional Class	14,007,956	53,156,162	(52,272,298)	-	-	14,891,820	26,768
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	31,383,804	(31,035,617)	-	-	348,187	5,856*
Invesco Private Prime Fund	-	76,573,738	(75,680,597)	-	2,196	895,337	16,219*
Total	$35,044,213	$240,847,946	$(237,396,959)	$(1,023)	$191	$38,494,368	$104,079

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$16,561,443	$—	$16,561,443
China	53,104,405	104,655,858	—	157,760,263
Hong Kong	—	25,740,512	—	25,740,512
India	19,891,335	8,036,201	—	27,927,536
Indonesia	—	57,083,555	—	57,083,555
Macau	—	4,028,639	—	4,028,639
Malaysia	—	17,930,184	—	17,930,184
New Zealand	—	9,766,129	—	9,766,129
Philippines	—	34,480,002	—	34,480,002
Singapore	—	18,295,224	—	18,295,224
South Korea	—	29,036,042	—	29,036,042
Taiwan	—	30,461,449	—	30,461,449
Thailand	—	19,355,817	—	19,355,817
United States	29,706,288	6,603,236	—	36,309,524
Vietnam	—	7,055,775	—	7,055,775
Money Market Funds	37,250,844	1,243,524	—	38,494,368
Total Investments	$139,952,872	$390,333,590	$—	$530,286,462
Invesco EQV Asia Pacific Equity Fund